Other operating income (Loss)	12 Months Ended
Dec. 31, 2023
Other operating income (Loss)
Other operating income (Loss)

(5) Other operating income (Loss)

-Accounting Principles-

Operating income excludes in general items that are not directly related to the Group’s operating activities, except cyber-related costs which are also included in the operating income. Activities in relation with the Group´s operating activities primarily relate to gains or losses on the disposal of material property, plant and equipment, gains or losses on the sale of Group companies, associates and joint ventures, indemnification provisions as well as disputes with minority shareholders.

Other Operating Income

The Group may receive tax credits from tax development programs in the context of qualifying R&D expenses in different jurisdictions. Such tax refunds regularly result in amounts which can be offset against taxable income, to provide a partial or full relief from tax or other payments to fiscal authorities. The Group determined that under its significant tax development programs, the feature of the credit is provided in a way which allows either offsetting against taxable income or instead, when insufficient taxable profits are available, direct reimbursement and payment in cash. In addition, the tax development programs are provided for specific activities, often limited to specific R&D expenses. As such, the Group accounts for such tax development programs as other operating income and does not account for such income as tax income or offsets tax credits from income tax expense.

In certain cases, the Group recharges costs to third parties. The income from those recharges is recognized in other operating income when it is a direct reimbursement of costs. There is no underlying direct exchange of services for this income and therefore a recognition as revenues is not suitable. The relating expenses are recognized in other operating expenses as well as in R&D expenses.

Research and development

Research activities expenses undertaken with the prospect of gaining new scientific or technical knowledge and understanding are recognized in profit or loss when incurred. Refer to Note 9 for further details regarding the capitalization policy of IP R&D and other related expenses.

Government Grants

Government grants are recognized when all the conditions associated to those grants have been substantially complied with, and all attached conditions have been complied with. When the grant relates to an expense item, it is recognized as a reduction of the related expense. When the grant relates to an asset, it is recognized as income evenly over the expected useful life of the related asset.

- Personnel expenses and cost of material-

The personnel expenses of the Group in 2023 amounted to € 377,587k of which € 256,259k relate to personnel expenses outside Germany, in the UK, Italy, Switzerland (only 2021), France, and the US (2022: € 388,050k and € 284,452k respectively, 2021: € 319,353k and € 240,947k, respectively). Thereof expenses for the statutory retirement insurance amounted to € 17,041k of which € 9,788k relate to expenses outside Germany in the United Kingdom, Italy, Switzerland (only 2021), France and the US (2022: € 15,106k and k€ € 9,066k respectively, 2021: € 12,407k and € 7,566k respectively.) In addition, an amount of € 58,276k (2022: € 55,894k, 2021: € 40,309k) of the Group´s personnel expenses relate to social security expenses.

- Cost of material-

Cost of materials in 2023 amounted to € 118,918k thereof € 88,192k were cost of materials outside Germany in the UK, Italy, Switzerland (only 2021), France, Austria and the US (2022: € 120,568k and € 90,901k respectively, 2021: € 107,837k and € 83,275k, respectively.)

- Research and Development-

In 2023, research expenses mainly relate to internal Innovate R&D projects in the amount of € 56,511k (December 31, 2022: € 62,100k; December 31, 2021: € 64,064k) research activities of Execute reporting segment in the amount of € 1,319k (December 31, 2022: € 2,345k; December 31, 2021: € 2,528k) and overhead costs in the amount of € 10,699k (December 31, 2022: € 12,198k; December 31, 2021: € 8,136k). Overhead costs mainly consist of personnel overhead costs. The decrease in research and development expenses compared to financial year 2022 is mainly due to altered commencement dates for some of the Group´s R&D projects. Research and Development costs include amortization of intangible assets and depreciation of property, plant, and equipment of € 464k (December, 31 2022: € 471k; December 31, 2021:€ 1,042k).

-Selling, general and administrative expenses-

Included in selling, general and administrative expenses in 2023 are expenses for sales and marketing in the amount of € 16,869k (2022: € 13,491k, 2021: € 9,422k). Other administrative expenses in 2023 amount to € 152,741k (2022: € 142,699k, 2021: € 96,023k). The increase in administrative costs from 2022 (and 2021) to 2023 is in particular due to increased expenses for maintaining compliance with the SOX regulations, increased personnel costs as a result of company growth and higher expenses for IT services. The increase in administrations costs in 2022 compared to 2021 is further due to the introduction of a new ERP which includes associated consulting services. Included in selling, general and administrative expenses are amortization for intangible assets and depreciation for property, plant and equipment of € 43,522k (2022: € 38,025k, 2021: € 24,957k).

-Other operating income-

In 2023 and 2022, and 2021, other operating income mainly relates to refunds from Sanofi relating to the development of portfolios in Lyon in the amount of € 16,600k (2022: € 34,174k, 2021: € 35,762k). In addition, other operating income includes tax refunds in France (2023: € 24,812k, 2022: € 25,068k, 2021: € 22,691k) and similar refunds in the UK from “Research and Development Expenditure Credit” (RDEC) ( 2023: € 11,010k, 2022: € 7,250k, 2021: € 6,502k), Italy (2023: € 6,352k, 2022: € 7,342k, 2021:€ 2,784k) and Germany (2023: € 1,000k, 2022: € 3,280k, 2021: € 0k).

-Other operating expense-

As of December 31, 2023 other operating expense amount to € 44,202k (December 31, 2022: € 1,965k, December 31, 2021: € 5,691k ). The increase in 2023 is mainly due to managing the impact of the cyber-attack. The costs are related to external costs such as third-party involvement from consultants or legal advisors, and internal costs in form of work contributed by Evotec staff.